Business segment information - Summary of components of segment sales and financial services revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 13,020,768	¥ 10,974,373	¥ 9,921,513
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	4,267,734	3,644,598	2,739,763
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,618,958	1,380,632	1,116,949
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,493,050	1,369,422	1,238,911
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,453,718	2,476,025	2,339,186
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,602,738	1,402,187	1,076,424
Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,769,954	889,082	1,533,829
Corporate and elimination [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	(274,754)	(275,196)	(222,332)
All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	89,370	87,623	98,783
Customer [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	4,172,994	3,538,533	2,674,356
Customer [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,594,955	1,364,815	1,100,532
Customer [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,486,717	1,364,887	1,236,399
Customer [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,414,946	2,436,739	2,297,886
Customer [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,503,906	1,301,481	992,200
Customer [member] | Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,760,731	878,532	1,524,811
Customer [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	75,784	72,338	82,264
Intersegment [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	94,740	106,065	65,407
Intersegment [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	24,003	15,817	16,417
Intersegment [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	6,333	4,535	2,512
Intersegment [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	38,772	39,286	41,300
Intersegment [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	98,832	100,706	84,224
Intersegment [member] | Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	9,223	10,550	9,018
Intersegment [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 13,586	¥ 15,285	¥ 16,519